Stockholders' Equity - Restricted stock unit activity and related share-based compensation expense (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Number of Shares
Nonvested, number of shares, beginning balance (in shares)	10,924	11,894	11,467
Granted (in shares)	3,831	4,253	5,260
Vested (in shares)	(3,674)	(4,233)	(4,019)
Forfeited (in shares)	(1,508)	(990)	(814)
Nonvested, number of shares, ending balance (in shares)	9,573	10,924	11,894
Weighted-Average Grant Date Fair Value
Nonvested, weighted average grant date fair value per share, beginning balance (in dollars per share)	$ 496.64	$ 433.70	$ 413.32
Granted (in dollars per share)	696.82	590.59	452.45
Vested (in dollars per share)	512.36	439.08	414.12
Forfeited (in dollars per share)	456.60	390.17	364.45
Nonvested, weighted average grant date fair value per share, ending balance (in dollars per share)	$ 577.03	$ 496.64	$ 433.70
Total tax benefit related to RSU share-based compensation expense	$ 548	$ 594	$ 373
Restricted Stock Units (RSUs)
Weighted-Average Grant Date Fair Value
Total fair market value of shares vested	2,434	2,575	1,673
Share-based compensation for RSUs	1,882	1,857	1,636
Total tax benefit related to RSU share-based compensation expense	524	545	339
Cash tax benefits realized for tax deductions for RSUs	$ 533	$ 526	$ 347